Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 26,802	$ 26,667
Greater China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	58.10%	58.10%
Consolidated sales revenue	$ 15,569	$ 15,482
United States of America
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	16.00%	14.60%
Consolidated sales revenue	$ 4,288	$ 3,885
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.90%	7.30%
Consolidated sales revenue	$ 1,834	$ 1,957
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.60%	6.70%
Consolidated sales revenue	$ 1,769	$ 1,791
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	5.10%	5.80%
Consolidated sales revenue	$ 1,373	$ 1,537
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.00%	2.90%
Consolidated sales revenue	$ 800	$ 785
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.80%	1.70%
Consolidated sales revenue	$ 489	$ 451
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.20%	0.20%
Consolidated sales revenue	$ 64	$ 66
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.30%	2.70%
Consolidated sales revenue	$ 616	$ 713